Investments in Equity Accounted Investees - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Fair value of investment in an equity accounted associate for which published price quotation is available	₨ 1,696.9	₨ 3,380.4
Carrying amount of investment in an equity accounted associate for which published price quotation is available	1,387.0	1,414.8
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Dividend received by a subsidiary in UK from Chery Jaguar Land Rover Automotive Co. Ltd.	₨ 1,990.3	₨ 17,644.9	₨ 5,928.8
Loginomic Tech Soluitons Pvt. Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of ordinary share capital purchased	26.00%
Value of ordinary share capital purchased	₨ 26.6